owners' equity - Purchase of common shares (Details) shares in Millions, $ in Millions	12 Months Ended
Dec. 31, 2025 CAD ($) shares
owners' equity
Purchase of common shares related to normal course issuer bid | shares	2
Cost of purchase of common shares related to normal course issuer bid	$ 40
Excise tax on purchase of common shares	$ 0
Maximum
owners' equity
Purchase of common shares related to normal course issuer bid | shares	28
Cost of purchase of common shares related to normal course issuer bid	$ 500